Future minimum contractual revenue	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Future minimum contractual revenue

NOTE 16 – FUTURE MINIMUM CONTRACTUAL REVENUE

Future minimum contractual revenue

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2020, is as follows:

Year	Amount
2021	$115,671
2022	75,451
2023	55,123
2024	38,582
2025 and thereafter	151,734
Total	$436,561